SEGMENT AND GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Segment reporting
Number of operating segments	4
Number of reportable segments	4
Number of geographic segments	0
Segment and geographic information
Revenues	$ 74,517	$ 85,388	$ 54,597
Cost of revenues	(35,357)	(35,795)	(31,314)
General and administrative expenses (including share-based compensation expense of US$10,479, US$166 and US$211 in 2011, 2012 and 2013)	(13,258)	(20,348)	(28,896)
Impairment loss on goodwill	0	0	(11,388)
Impairment loss on long-lived assets	(3,549)	0	(11,590)
Interest income	98	84	101
Interest expense	(22,568)	(28,070)	(24,757)
Changes in fair value of warrant liabilities	839	(399)	951
Exchange (loss) gain	(41)	28	(851)
Other (loss) income, net	275	507	(334)
Income tax benefit (expense)	(3,474)	(6,451)	(1,527)
Net loss from continuing operations	(2,518)	(5,056)	(55,008)
Income (Loss) from discontinued operations (net of income tax expense of US$399, US$101 and US$152 for the year ended on December 31, 2012, 2011 and 2010, respectively)		1,140	(282)
Gain on disposal of discontinued operations (net of income tax expense of US$959)		2,767
Net (loss) income from discontinued operations		3,907	(282)
Net loss	(2,518)	(1,149)	(55,290)
Net loss (income) attributable to noncontrolling interests	297	(94)	9,901
Net loss attributable to China Hydroelectric Corporation shareholders	(2,221)	(1,243)	(45,389)
Total assets	737,242	754,316	814,915
Total liabilities	(334,613)	(361,801)	(420,037)
Capital expenditures	1,627	7,496	7,532
Depreciation and amortization expenses	23,524	23,068	22,046
Share-based compensation expense	211	166	10,479
Income tax expense (benefit) from discontinued operations	0	399	101
Income tax expense, gain on disposal of discontinued operations	0	959	0
Operating Segments | Yunnan Province
Segment and geographic information
Revenues	14,608	13,460	13,806
Cost of revenues	(9,069)	(8,540)	(8,349)
General and administrative expenses (including share-based compensation expense of US$10,479, US$166 and US$211 in 2011, 2012 and 2013)	(1,534)	(2,108)	(1,519)
Impairment loss on goodwill			(5,260)
Interest income	340	236	180
Interest expense	(7,726)	(9,039)	(8,468)
Exchange (loss) gain			(28)
Other (loss) income, net	37	136	(285)
Income tax benefit (expense)	43	72	(142)
Net loss from continuing operations	(3,301)	(5,783)	(10,065)
Net loss	(3,301)	(5,783)	(10,065)
Net loss attributable to China Hydroelectric Corporation shareholders	(3,301)	(5,783)	(10,065)
Total assets	197,995	192,843	200,681
Total liabilities	(117,524)	(131,872)	(133,670)
Capital expenditures	124	877	1,763
Depreciation and amortization expenses	5,633	5,546	5,181
Operating Segments | Sichuan Province
Segment and geographic information
Revenues	373	598	555
Cost of revenues	(634)	(689)	(568)
General and administrative expenses (including share-based compensation expense of US$10,479, US$166 and US$211 in 2011, 2012 and 2013)	(193)	(269)	(86)
Impairment loss on long-lived assets	(3,549)
Interest income	365	121	10
Interest expense	(557)	(260)
Other (loss) income, net		22
Income tax benefit (expense)	15	(5)	5
Net loss from continuing operations	(4,180)	(482)	(84)
Net loss	(4,180)	(482)	(84)
Net loss attributable to China Hydroelectric Corporation shareholders	(4,180)	(482)	(84)
Total assets	21,135	22,790	15,896
Total liabilities	(7,144)	(8,092)	(753)
Capital expenditures	29	1,384	1,128
Depreciation and amortization expenses	482	477	344
Operating Segments | Zhejiang Province
Segment and geographic information
Revenues	36,000	41,616	25,382
Cost of revenues	(16,610)	(16,978)	(15,034)
General and administrative expenses (including share-based compensation expense of US$10,479, US$166 and US$211 in 2011, 2012 and 2013)	(1,909)	(2,569)	(1,148)
Interest income	1,801	838	128
Interest expense	(10,128)	(10,550)	(8,565)
Other (loss) income, net	(18)	(81)	(36)
Income tax benefit (expense)	(2,245)	(3,831)	(843)
Net loss from continuing operations	6,891	8,445	(116)
Net loss	6,891	8,445	(116)
Net loss attributable to China Hydroelectric Corporation shareholders	6,891	8,445	(116)
Total assets	346,886	344,923	318,616
Total liabilities	(128,690)	(145,312)	(138,688)
Capital expenditures	233	3,973	3,031
Depreciation and amortization expenses	10,437	10,136	9,837
Operating Segments | Fujian Province
Segment and geographic information
Revenues	23,536	29,714	14,854
Cost of revenues	(12,393)	(13,133)	(10,874)
General and administrative expenses (including share-based compensation expense of US$10,479, US$166 and US$211 in 2011, 2012 and 2013)	(2,423)	(3,413)	(2,276)
Impairment loss on goodwill			(6,128)
Interest income	702	1,713	1,709
Interest expense	(7,160)	(10,787)	(9,669)
Exchange (loss) gain		(1)	(244)
Other (loss) income, net	91	420	(158)
Income tax benefit (expense)	(843)	(2,480)	115
Net loss from continuing operations	1,510	2,033	(12,671)
Income (Loss) from discontinued operations (net of income tax expense of US$399, US$101 and US$152 for the year ended on December 31, 2012, 2011 and 2010, respectively)		959	(631)
Net (loss) income from discontinued operations		959	(631)
Net loss	1,510	2,992	(13,302)
Net loss (income) attributable to noncontrolling interests	297	(94)	2,546
Net loss attributable to China Hydroelectric Corporation shareholders	1,807	2,898	(10,756)
Total assets	288,735	289,702	374,296
Total liabilities	(123,843)	(129,627)	(185,330)
Capital expenditures	1,228	1,305	645
Depreciation and amortization expenses	6,839	6,767	6,569
Unallocated
Segment and geographic information
Cost of revenues	(8)
General and administrative expenses (including share-based compensation expense of US$10,479, US$166 and US$211 in 2011, 2012 and 2013)	(7,154)	(11,989)	(23,867)
Impairment loss on long-lived assets			(11,601)
Interest income	2	3	66
Interest expense	(109)	(247)	(73)
Changes in fair value of warrant liabilities	839	(399)	951
Exchange (loss) gain	(41)	29	(579)
Other (loss) income, net	3,477	3,736	4,033
Income tax benefit (expense)	(444)	(207)	(662)
Net loss from continuing operations	(3,438)	(9,074)	(31,732)
Gain on disposal of discontinued operations (net of income tax expense of US$959)		2,767
Net (loss) income from discontinued operations		2,767
Net loss	(3,438)	(6,307)	(31,732)
Net loss (income) attributable to noncontrolling interests			7,355
Net loss attributable to China Hydroelectric Corporation shareholders	(3,438)	(6,307)	(24,377)
Total assets	437,477	426,518	421,650
Total liabilities	(28,315)	(27,799)	(20,498)
Capital expenditures	13	15	970
Depreciation and amortization expenses	133	142	115
Eliminations
Segment and geographic information
Cost of revenues	3,357	3,545	3,511
General and administrative expenses (including share-based compensation expense of US$10,479, US$166 and US$211 in 2011, 2012 and 2013)	(45)
Impairment loss on long-lived assets			11
Interest income	(3,112)	(2,827)	(1,992)
Interest expense	3,112	2,813	2,018
Other (loss) income, net	(3,312)	(3,726)	(3,888)
Net loss from continuing operations		(195)	(340)
Income (Loss) from discontinued operations (net of income tax expense of US$399, US$101 and US$152 for the year ended on December 31, 2012, 2011 and 2010, respectively)		181	349
Net (loss) income from discontinued operations		181	349
Net loss		(14)	9
Net loss attributable to China Hydroelectric Corporation shareholders		(14)	9
Total assets	(554,986)	(522,460)	(516,224)
Total liabilities	70,903	80,901	58,902
Capital expenditures		$ (58)	$ (5)